Shareholder's Equity (Restricted Stock And Performance Share Awards) (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Jan. 31, 2012 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2011 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2012 Minimum [Member]	Jan. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage			0.00%	150.00%
Liability for restricted stock and performance share awards	$ 16	$ 12
Unrecognized compensation cost	$ 356